POSTRETIREMENT BENEFIT PLANS - Composition of Plan Assets, Pension Plans (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 59,666	$ 59,666	$ 83,522
Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		44,993	60,990	$ 58,843
Principal pension plans | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		28,135	37,123
Principal pension plans | Global equities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,918	7,778
Principal pension plans | Global equities | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,285	9,517
Principal pension plans | Fixed income and cash investment funds | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,918	7,665
Principal pension plans | U.S. corporate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,715	10,324
Principal pension plans | Other debt securities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7,853	7,331
Principal pension plans | Debt securities | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,469	5,269
Principal pension plans | Real estate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,486	2,510
Principal pension plans | Real estate | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,624	1,408
Principal pension plans | Private equities and other investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,245	1,515
Principal pension plans | Private equities and other investments | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,480	7,673
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		14,663	22,490	$ 21,506
Other pension plans | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,845	16,108
Other pension plans | Global equities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,097	3,589
Other pension plans | Global equities | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,029	1,172
Other pension plans | Fixed income and cash investment funds | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,506	10,527
Other pension plans | U.S. corporate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		382	468
Other pension plans | Other debt securities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		443	492
Other pension plans | Debt securities | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,024	1,287
Other pension plans | Real estate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		53	89
Other pension plans | Real estate | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,976	2,126
Other pension plans | Private equities and other investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		364	943
Other pension plans | Private equities and other investments | Plan assets measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 1,789	$ 1,797